UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-4694



                     The American Funds Tax-Exempt Series II
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2005

                     Date of reporting period: May 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

THE TAX-EXEMPT FUND OF CALIFORNIA
Investment portfolio
May 31, 2005                                                         unaudited

                                                                                                   Principal amount   Market value
Bonds & notes -- 96.67%                                                                                       (000)          (000)

CALIFORNIA -- 90.78%
State issuers -- 29.65%
CSUCI Fin. Auth., Rev. Bonds (Rental Housing and Town Center), Series 2004-A,
     2.50% 2044 (put 2007)                                                                                 $  2,250       $  2,229
Econ. Recovery Bonds, Series 2004-A, 5.25% 2012                                                               5,000          5,589
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015                                                               5,000          5,520
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016                                                               2,000          2,163
Econ. Recovery Bonds, Series 2004-B-2, 5.00% 2023 (put 2007)                                                  2,000          2,081
Econ. Recovery Bonds, Series 2004-B-4, 5.00% 2023 (put 2008)                                                  1,000          1,058
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025                               1,000          1,042
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020                       2,650          2,835
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2031                       2,000          2,084
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035                       2,000          2,080
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996,
     MBIA insured, 5.70% 2011                                                                                 1,190          1,362
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series R, 5.00% 2021                          1,000          1,070
G.O. Bonds, XLCA-ICR insured, 5.00% 2014                                                                      2,000          2,159
G.O. Bonds 5.00% 2013                                                                                         5,000          5,499
G.O. Bonds 5.00% 2015                                                                                         2,000          2,211
G.O. Bonds 5.25% 2015                                                                                         2,000          2,216
G.O. Bonds 5.25% 2016                                                                                         1,000          1,103
G.O. Bonds 5.00% 2017                                                                                         1,000          1,063
Various Purpose G.O. Bonds 5.25% 2014                                                                         2,350          2,622
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019                                                        5,020          5,483
Veterans G.O. Bonds, Series BG, 4.95% 2010                                                                    1,175          1,245
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018                                                               6,510          6,685
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
     Asset-backed Bonds, Series 2003-B, 5.00% 2011                                                            1,000          1,074
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
     Asset-backed Bonds, Series 2003-B, 5.00% 2012                                                            1,500          1,617
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, Series 2003-A1, 6.25% 2033                                                                       11,690         12,395
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 6.75% 2039                                                                               3,000          3,278
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A,
     5.00% 2017                                                                                               1,000          1,051
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2006                      630            642
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2006
     (escrowed to maturity)                                                                                     870            888
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007                      425            440
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007
     (escrowed to maturity)                                                                                     575            598
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008                      740            781
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008
     (escrowed to maturity)                                                                                   1,010          1,076
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026
     (put 2014)                                                                                               2,000          2,122
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.625% 2008                    1,540          1,545
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.75% 2015                     1,095          1,095
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013                           2,000          2,160
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998,
     AMBAC insured, 5.00% 2010                                                                                2,170          2,340
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998,
     AMBAC insured, 5.00% 2013                                                                                1,125          1,213
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2011               1,460          1,582
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2017               3,680          3,916
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1995-B-2, AMT, AMBAC insured, 5.70% 2007               420            428
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, MBIA insured,
     5.10% 2012                                                                                                 235            238
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, MBIA insured,
     5.05% 2011                                                                                                 410            411
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Rev. Bonds,
     Series 2003-A, FSA insured, 5.25% 2014                                                                   1,500          1,683
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2012      1,000          1,111
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2014      2,200          2,437
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2015      2,000          2,197
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016      5,000          5,452
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT,
     MBIA insured, 5.35% 2016                                                                                 8,000          8,778
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris
     Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016             5,000          4,800
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
     Series 2001-A, AMT, 5.125% 2031 (put 2014)                                                               2,000          2,092
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
     Series 2005-A, AMT, 4.70% 2025 (put 2012)                                                                3,000          3,085
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
     Series 1998-A, AMT, 5.10% 2018 (put 2008)                                                                4,000          4,153
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
     Series 1998-B, 5.00% 2018 (put 2008)                                                                     1,200          1,240
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County),
     Series 1991-A, 6.50% 2017                                                                                1,000          1,197
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
     Series 2003-C, 5.50% 2013                                                                                1,000          1,130
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
     Series 2003-C, 5.50% 2022                                                                                1,000          1,107
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
     Series 1993-D, FSA insured, 5.25% 2015                                                                   3,000          3,391
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
     Series 2005-A, 5.00% 2015                                                                                1,000          1,096
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
     Series 2005-A, 5.00% 2017                                                                                1,000          1,083
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
     Series 2004-A, 5.00% 2010                                                                                1,000          1,078
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
     Series 2004-A, 5.00% 2011                                                                                2,445          2,658
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
     Series 2004-A, 5.25% 2013                                                                                1,000          1,113
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital),
     Series 2004-A, 5.50% 2016                                                                                2,000          2,251
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various
     University of California Projects), Series 2004-F, 5.00% 2016                                            2,500          2,730
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various
     University of California Projects), Series 2004-F, 5.00% 2020                                            1,500          1,612
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen
     County, Susanville), Series 2004-E, XLCA insured, 5.00% 2015                                             2,500          2,744
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Monterey
     County), Series 1998-C, 5.25% 2007                                                                       2,000          2,098
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
     Series 1993-A, AMBAC insured, 5.25% 2013                                                                 1,000          1,128
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
     Series 1996-A, AMT, 7.75% 2027                                                                              25             25
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
     Series 1998-A-1, AMT, 5.05% 2025 (put 2008)                                                              5,300          5,481
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
     Series 1998-A-3, 5.10% 2025 (put 2010)                                                                   6,000          6,282
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
     Series 1998-A-4, 5.25% 2025 (put 2013)                                                                   1,500          1,557
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), Series 1999-A, 6.50% 2020       5,345          5,952
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.),
     MBIA insured, 5.50% 2011                                                                                 1,000          1,121
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017                              6,375          6,563
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula),
     Series 2003-B, FSA insured, 5.25% 2018                                                                   2,500          2,736
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula),
     Series 2003-B, FSA insured, 5.25% 2023                                                                     500            541
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A,
     6.00% 2014                                                                                               2,000          2,280
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A,
     6.00% 2016                                                                                               2,000          2,277
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A,
     6.00% 2023                                                                                               3,000          3,377
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center),
     Series 1992, 6.50% 2012                                                                                  5,470          6,029
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
     Series 2003, 5.00% 2011                                                                                  1,000          1,081
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
     Series 2003, 5.25% 2023                                                                                  2,000          2,143
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Ashton
     Apartments), Issue 1999-C, 5.20% 2029 (put 2009)                                                         1,000          1,058
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)               3,100          3,281
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark
     Apartments), Issue 1999-D, 5.20% 2029 (put 2009)                                                         1,440          1,524
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039  1,100          1,124
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.25% 2012  2,400          2,619
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025  2,000          2,115
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014          4,090          4,466
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019          4,495          4,790
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)        5,000          4,956
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2005-A,
     RADIAN insured, 5.00% 2016                                                                               2,660          2,877
Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir/Mt. Diablo Health System),
     Series 2005-A, MBIA insured, 5.00% 2015                                                                  2,500          2,758
Statewide Communities Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
     Series 2001, AMT, 2.90% 2011 (put 2007)                                                                  2,000          1,963
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019             3,000          3,281
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013                                  4,000          4,648
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016                                 1,000          1,137
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017                                  2,500          2,816
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015                   2,000          2,262
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016                   1,000          1,131
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.50% 2011                    1,000          1,121
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017                   3,000          3,354
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017              1,665          1,862
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017
     (preref. 2011)                                                                                             335            381
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured,
     5.50% 2016                                                                                               3,100          3,624
                                                                                                                           270,326

City and county issuers -- 61.13%
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.), Series 2004-D,
     XLCA insured, 5.125% 2012                                                                                2,500          2,763
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Senior
     Lease Rev. Bonds, Series 1997-A, FSA insured, 6.00% 2024                                                 1,500          1,850
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Subordinate
     Lease Rev. Bonds, Series 1997-C, FSA insured, 0% 2022                                                    2,000            922
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated Series B, 5.70% 2010           1,285          1,378
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Certs. of Part. (Stanford
     University Hospital), Series 1993, 5.75% 2005 (escrowed to maturity)                                     1,240          1,255
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Certs. of Part. (Stanford
     University Hospital), Series 1993, 5.50% 2013 (preref. 2005)                                             1,500          1,514
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev.
     Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008                              1,000          1,055
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev.
     Ref. Bonds (United Dominion/2000 Post Apartments), Series 2000-B, 6.25% 2030 (put 2008)                  2,000          2,146
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego
     Hospital Association), Series 2001-A, 5.50% 2009                                                         7,100          7,650
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego
     Hospital Association), Series 2001-A, 6.125% 2020                                                        3,500          3,850
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007                              435            446
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017                            1,500          1,524
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027                            1,000          1,012
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027                            4,170          4,279
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017                            3,705          3,816
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (Episcopal Homes Foundation), Series 1998, 5.00% 2005                                                    1,500          1,502
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (Episcopal Homes Foundation), Series 1998, 5.00% 2009                                                    4,600          4,797
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (Episcopal Homes Foundation), Series 1998, 5.125% 2013                                                   1,000          1,035
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
     (Episcopal Homes Foundation), Series 1998, 5.125% 2018                                                   2,215          2,269
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian
     Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022           1,750          1,910
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian
     Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032          4,000          4,329
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-D, 5.125% 2015                4,000          4,350
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.375% 2017   1,000          1,118
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.00% 2022    1,500          1,596
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured 5.25% 2016     1,000          1,096
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured 5.25% 2019     1,500          1,632
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured 5.00% 2025     1,000          1,046
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds, Series 2002,
     5.75% 2029                                                                                               2,115          2,126
Calleguas - Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project),
     Series 2003-B, MBIA insured, 5.25% 2020                                                                  1,565          1,739
Capistrano Unified School Dist. (Ladera), Community Facs. Dist. No. 98-2, Special Tax Ref. Bonds,
     Series 2005, FGIC insured, 5.00% 2016                                                                    2,120          2,358
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement
     Bonds, Series 2005-A, 5.00% 2022                                                                         1,000          1,010
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement
     Bonds, Series 2005-A, 5.20% 2035                                                                         2,720          2,748
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023                        815            878
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030                       3,750          4,094
Central Valley Fncg. Auth., Cogeneration Project Rev. Bonds (Carson Ice-Gen Project), Series 1993,
     6.00% 2009                                                                                                 280            290
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond Ref. Program),
     Series 1998-A, MBIA insured, 6.25% 2011                                                                  1,000          1,160
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A,
     AMBAC insured, 5.00% 2017                                                                                1,000          1,116
Chaffey Community College Dist., San Bernardino County, G.O. Bonds, Series 2002-A, FSA insured, 5.25% 2016    1,620          1,811
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030            2,000          2,163
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT,
     4.90% 2023                                                                                               2,000          2,036
City of Commerce Community Dev. Commission, Subordinate Lien Tax Allocation Ref. Bonds (Redev.
     Project No. 1), Series 1997-B, 5.50% 2008                                                                1,000          1,052
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Subordinated
     Rev. Bonds, Series 2001, 5.25% 2016                                                                      7,000          7,677
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
    Series 1999, 6.125% 2016                                                                                    995          1,067
Elsinore Valley Municipal Water Dist. (Riverside County), Ref. Certs. of Part., Series 2002, FGIC
    insured, 5.375% 2015                                                                                      2,125          2,433
Elsinore Valley Municipal Water Dist. (Riverside County), Ref. Certs. of Part., Series 2002, FGIC insured,
    5.375% 2017                                                                                               3,385          3,889
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011                      1,475          1,583
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024                      1,000          1,081
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II), Series 2002, 6.30% 2032   4,000          4,245
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015      1,105          1,189
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030     5,250          5,566
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004,
     6.00% 2034                                                                                               4,000          4,139
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds, Series B,
     5.25% 2017                                                                                               3,085          3,440
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Series 1995-A, 6.00% 2016
     (preref. 2010)                                                                                           1,000          1,129
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.10% 2022   1,000          1,056
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.20% 2032   2,500          2,621
Fullerton School Dist. (Orange County), 2002 Election G.O. Bonds, Series A, FGIC insured, 5.375% 2017         2,340          2,609
Community Facs. Dist. No. 2001-1, Fullerton School Dist., 2001 Special Tax Bonds, 6.375% 2031                 3,000          3,303
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 1998, MBIA insured, 5.00% 2018             2,000          2,122
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home
     Park), Series 2004-A, 6.375% 2039                                                                        3,935          4,273
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026     1,995          2,033
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016       1,730          1,784
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022       2,500          2,579
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.70% 2026       2,750          2,836
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
     Series 2005-A, 5.15% 2035                                                                                1,630          1,638
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025                 4,500          4,995
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds,
     Series 2004-A, 5.95% 2034                                                                                2,500          2,634
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
     Series 2002, 6.375% 2032                                                                                 4,500          4,828
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
     Series 2003, MBIA insured, 5.25% 2018                                                                    1,935          2,194
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003,
     6.00% 2033                                                                                               1,780          1,904
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005,
     5.30% 2035                                                                                               4,700          4,768
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
     Series 2003-A, 6.125% 2033                                                                               4,000          4,210
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
     Series 2004, 6.00% 2034                                                                                  2,750          2,875
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
     Series 2001, AMBAC insured, 5.50% 2016                                                                   4,380          4,899
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017                              750            892
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.50% 2009                                         4,000          4,335
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.75% 2013                                         2,500          2,771
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, MBIA insured, 5.00% 2010                           1,030          1,113
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2011                      2,800          3,044
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014                      5,930          6,485
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2015                      1,000          1,085
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015                      1,000          1,093
Los Altos School Dist. (County of Santa Clara), Election of 1998 G.O. Bonds, Series B, 5.00% 2015             1,000          1,084
City of Los Angeles, Harbor Dept. Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)                   1,685          2,146
City of Los Angeles, Harbor Dept. Rev. Bonds, Series 1996-B, AMT, 6.00% 2013                                  5,980          6,219
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized -- Ridgecroft Apartments
     Project), Series 1997-E, AMT, 6.125% 2027                                                                2,005          2,084
City of Los Angeles, State Building Auth., Lease Rev. Bonds (Dept. of General Services Lease),
     Series 1999-A, 5.40% 2015                                                                                1,000          1,069
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1,
     5.25% 2015                                                                                               7,500          8,263
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-A, 5.125% 2032            1,000          1,047
County of Los Angeles, Capital Asset Leasing Corp., Certs. of Part. (Marina del Rey), Series 1993-A,
     6.50% 2008                                                                                               4,945          4,957
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014                  3,000          2,080
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A,
     5.50% 2016 (preref. 2011)                                                                                4,500          5,100
County of Los Angeles, Metropolitan Transportation Auth., Proposition A First Tier Senior,
     Sales Tax Rev. Ref. Bonds, Series 2001-B, FSA insured, 5.25% 2017                                        3,530          3,908
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes, Series 2005-A,
     Citibank, NA letter of credit, 4.00% 2006                                                               11,500         11,675
County of Los Angeles, Public Works Fncg. Auth., Gap Loan Receivable Notes,
     Series 2005-B, BNP Paribas letter of credit, 4.00% 2006                                                  2,000          2,031
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
     Series 2003-A, MBIA insured, 5.375% 2016                                                                 1,000          1,122
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
     Series 2003-A, MBIA insured, 5.375% 2017                                                                 1,000          1,121
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2002,
     MBIA insured, 5.75% 2015                                                                                 1,000          1,181
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2004-A-2,
     FGIC insured, 5.00% 2016                                                                                 1,000          1,102
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2004-A-2,
     FGIC insured, 5.00% 2018                                                                                 1,000          1,092
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A, 5.00% 2026
     (preref. 2008)                                                                                             910            969
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A, 5.00% 2026
     (preref. 2008)                                                                                           1,055          1,123
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A, 5.375% 2013            4,000          4,494
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.00% 2014             1,000          1,112
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.25% 2015             3,075          3,408
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-B, 5.00% 2015             6,500          7,181
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B,
     5.25% 2016 (preref. 2011)                                                                                3,530          3,971
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B,
     5.25% 2018 (preref. 2011)                                                                                2,000          2,250
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2013        2,000          2,221
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015        1,300          1,452
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018        1,000          1,100
Milpitas Redev. Agcy., Project Area 1 Tax Allocation Bonds, Series 2003, MBIA insured, 5.00% 2014             3,000          3,307
Natomas Unified School Dist., Certs. of Part. (Ref. and 2005 Capital Projects),
     Series 2005-B, AMBAC insured, 5.00% 2035 (put 2010)                                                      1,500          1,617
Northern California Power Agcy., Special Rev. Ref. Bonds (Geothermal Project No. 3),
     Series 1993-A, 5.60% 2006 (escrowed to maturity)                                                         1,000          1,030
Northern California Power Agcy., Special Rev. Ref. Bonds (Geothermal Project No. 3),
     Series 1993-A, 5.65% 2007 (escrowed to maturity)                                                         1,025          1,085
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds, Series 2000,
     FSA insured, 0% 2015                                                                                     2,300          1,553
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC insured, 5.25% 2007                                     2,000          2,104
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC insured, 5.75% 2014                                     1,500          1,646
Port of Oakland, Rev. Bonds, Series 2002-M, FGIC insured, 5.25% 2015                                          1,100          1,226
Community Facs. Dist. No. 1999-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 1999-A,
     6.70% 2029                                                                                               1,000          1,149
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2000-A,
     6.20% 2023                                                                                               1,780          1,921
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2000-A,
     6.25% 2030                                                                                               1,800          1,951
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2002-A,
     6.00% 2032                                                                                               2,400          2,578
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A,
     5.125% 2018                                                                                              1,180          1,220
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A,
     5.55% 2033                                                                                               1,500          1,557
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A,
     5.60% 2028                                                                                               1,000          1,039
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A,
     5.625% 2034                                                                                              1,750          1,821
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A,
     5.20% 2034                                                                                               4,950          5,023
County of Orange, Irvine Coast Assessment Dist. No. 88-1, Limited Obligation Improvement Bonds,
     Series 1998-A, 5.25% 2009                                                                                  670            689
County of Orange, Local Transportation Auth., First Senior Bonds, AMBAC insured, 5.00% 2011                   2,000          2,197
County of Orange, Local Transportation Auth., First Senior Bonds, MBIA insured, 6.00% 2009                    1,500          1,660
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
     Limited Obligation Improvement Bonds (Group 1), 5.00% 2028                                               1,000          1,006
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
     Limited Obligation Improvement Bonds (Group 1), 5.10% 2033                                               1,115          1,124
County of Orange, Recovery Certs. of Part., Series 1996-A, MBIA insured, 6.00% 2008                           1,500          1,635
Orange County Water Dist., Rev. Certs. of Part., Series 1999-A, 5.25% 2022                                    1,960          2,106
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center), Limited Obligation Ref. Bonds,
     5.60% 2005                                                                                               2,540          2,555
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center), Limited Obligation Ref. Bonds,
     5.70% 2006                                                                                               1,010          1,037
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014          2,275          2,457
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015          2,390          2,577
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016          1,475          1,590
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
     Series 2005-A, 5.00% 2019                                                                                  675            679
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
     Series 2005-A, 5.10% 2021                                                                                  620            628
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
     Series 2005-A, 5.15% 2022                                                                                  915            927
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
     Series 2005-A, 5.25% 2024                                                                                1,015          1,027
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
     Series 2005-A, 5.35% 2030                                                                                1,740          1,770
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
     Series 2005-A, 5.40% 2035                                                                                1,755          1,782
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
     Series 1998, 6.50% 2008                                                                                  1,000          1,087
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
     Series 1998, 6.50% 2009                                                                                  1,320          1,459
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
     Series 1998, 6.50% 2010                                                                                  1,715          1,893
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
     Series 1998, 6.75% 2015                                                                                  2,050          2,269
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
     Series 2005, 5.70% 2024                                                                                  3,110          3,153
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
     Series 2005, 5.85% 2035                                                                                  5,000          5,101
City of Riverside, Electric Rev. Bonds, Issue 2001, FSA insured, 5.25% 2015                                   1,000          1,110
Riverside County Public Fncg. Auth., Certs. of Part. (Air Force Village West, Inc.), 5.40% 2009                 950          1,003
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
     Series 2005, 5.00% 2020                                                                                    805            820
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
     Series 2005, 5.00% 2021                                                                                    855            863
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
     Series 2005, 5.00% 2022                                                                                    800            807
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
     Series 2005, 5.00% 2023                                                                                    845            850
City of Roseville, Electric System Rev. Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2017              2,000          2,193
City of Roseville, Electric System Rev. Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2020              3,000          3,250
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999,
     6.00% 2011                                                                                                 955          1,053
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999,
     6.30% 2025                                                                                               1,680          1,799
City of Roseville, North Roseville Community Facs. Dist. No. 1, Special Tax Bonds, Series 1998, 5.20% 2007      840            856
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.50% 2015
     (preref. 2009)                                                                                           1,000          1,144
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.70% 2025
     (preref. 2009)                                                                                           2,750          3,167
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
     Series A, AMBAC insured, 5.50% 2015                                                                      2,000          2,225
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
     Series A, AMBAC insured, 5.50% 2016                                                                      5,435          6,046
City of Sacramento Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A,
     FSA insured, 5.25% 2016                                                                                  2,000          2,226
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2033   1,000          1,068
City of Sacramento, North Natomas Community Facs. Dist. No. 97-01, Special Tax Ref. Bonds, 5.00% 2019         1,180          1,208
City of Sacramento, North Natomas Community Facs. Dist. No. 97-01, Special Tax Ref. Bonds, 5.00% 2022         1,160          1,170
City of Sacramento, North Natomas Community Facs. Dist. No. 97-01, Special Tax Ref. Bonds, 5.00% 2029         1,185          1,185
City of Sacramento, North Natomas Community Facs. Dist. No. 97-01, Special Tax Ref. Bonds, 5.10% 2035         1,520          1,525
City of Sacramento, North Natomas Regency Park Community Facs. Dist. No. 2001-03, Special Tax Bonds,
     6.00% 2028                                                                                               1,755          1,864
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble Project), Series 1995,
     7.00% 2005                                                                                               1,700          1,706
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble Project), Series 1995,
     6.375% 2010                                                                                              1,600          1,635
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble Project),
     Series 1995, 6.50% 2021 (preref. 2005)                                                                   1,000          1,023
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017             2,500          2,963
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2002-Q, FSA insured, 5.25% 2017          1,000          1,110
Sacramento Power Auth., Cogeneration Rev. Ref. Bonds, Series 2005, AMBAC insured, 5.25% 2015                  2,365          2,674
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2015                  1,115          1,203
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016                  1,170          1,258
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
     Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.00% 2012                                  880            930
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
     Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013                                  665            703
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
     Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021                                  500            523
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
     Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)                                                     1,500          2,269
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement
     Asset-backed Bonds, Series 2001-B, 5.00% 2028                                                            4,490          4,466
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
     (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)            1,000          1,058
San Bernadino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC insured, 0% 2021       2,500          1,215
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026                     5,000          5,504
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
     AMBAC insured, 5.00% 2015                                                                                1,090          1,209
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
     AMBAC insured, 5.00% 2016                                                                                1,130          1,246
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
     AMBAC insured, 5.00% 2018                                                                                1,450          1,584
County of San Diego, Poway Unified School Dist., Community Facs. Dist. No. 1, Special Tax Bonds,
     Series 1998, MBIA insured, 5.00% 2010                                                                    1,000          1,076
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds,
     5.90% 2007                                                                                               1,425          1,476
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds,
     5.90% 2008                                                                                                 995          1,030
San Diego County, Escondido Union School Dist., Election of 2002 G.O. Bonds, Series A, FSA insured,
     5.25% 2017                                                                                               2,015          2,236
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998),
     Series E, FSA insured, 5.25% 2015                                                                        1,000          1,130
City and County of San Francisco Airport Commission, San Francisco International Airport,
     Second Series Rev. Bonds, Issue 26-A, AMT, AMBAC insured, 5.00% 2019                                     1,000          1,030
City and County of San Francisco Airport Commission, San Francisco International Airport,
     Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2010                                      1,915          2,054
City and County of San Francisco Airport Commission, San Francisco International Airport,
     Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2011                                      2,030          2,187
City and County of San Francisco Airport Commission, San Francisco International Airport,
     Second Series Rev. Ref. Bonds, Issue 28-A, AMT, MBIA insured, 5.50% 2014                                 1,000          1,101
City and County of San Francisco Airport Commission, San Francisco International Airport,
     Second Series Rev. Ref. Bonds, Issue 28-A, AMT, MBIA insured, 5.50% 2015                                 1,500          1,648
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
     Junior Lien Toll Road Rev. Bonds, 0% 2011 (escrowed to maturity)                                         1,500          1,246
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
     Senior Lien Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)                                         4,000          2,898
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
     Senior Lien Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)                                         4,150          2,344
San Joaquin Hills Transportation Corridor Agcy. (Orange County),
     Senior Lien Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)                                         5,900          2,731
City of San Jose, Airport Rev. Bonds, Series 2004-C, AMT, MBIA insured, 5.00% 2011                            1,000          1,080
City of San Jose, Airport Rev. Ref. Bonds, Series 2002-B, AMT, FSA insured, 5.00% 2010                        4,015          4,309
City of San Jose Fin. Auth., Lease Rev. Bonds (Civic Center Project), Series 2002-D, AMBAC insured,
     5.00% 2039 (put 2006)                                                                                    2,500          2,549
City of San Jose, G.O. Bonds (Libraries and Parks Project), Series 2001, 5.00% 2019                           2,295          2,485
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017           1,120          1,219
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020           1,000          1,068
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized -- Miraido
     Village), Series 1997-A, AMT, 5.30% 2012                                                                   640            662
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized -- Miraido
     Village), Series 1997-A, AMT, 5.65% 2022                                                                 1,490          1,552
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010                                       2,890          3,090
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
     Series 1993-A, MBIA insured, 5.125% 2018                                                                 2,700          3,026
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured, 5.50% 2017                    2,500          2,918
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds, Series 1994-A,
     MBIA insured, 6.25% 2019                                                                                 1,000          1,236
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac. Replacement Project),
     Series 1994-A, AMBAC insured, 7.75% 2009                                                                 2,200          2,622
Santa Clara Valley Transportation Auth., Measure A Sales Tax Rev. Bonds, Series 2004-B,
     AMBAC insured, 5.00% 2036 (put 2006)                                                                     1,000          1,028
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds, Series B,
     FGIC insured, 0% 2016                                                                                    1,500            952
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 2003,
     5.375% 2018                                                                                              1,005          1,059
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 2003,
     6.00% 2030                                                                                               1,170          1,257
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2015        3,000          3,419
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2017        1,175          1,345
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018        2,175          2,496
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project),
     Series 1997-A, 5.50% 2006                                                                                  345            349
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project),
     Series 1997-A, 5.95% 2011                                                                                1,700          1,788
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A, FSA insured, 5.375% 2011       1,600          1,755
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016      1,500          1,639
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017      2,655          2,895
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds
     (GNMA and FNMA Mortgage-backed Securities Program), Series 1992-A, AMT, 6.75% 2022                          45             45
South Tahoe Joint Powers Fncg. Auth., Rev. Ref. Bonds (South Tahoe Redev. Project Area No. 1),
     Series 1995-B, 6.25% 2020                                                                                3,250          3,340
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes (South Tahoe Redev.
     Project Area No. 1), Series 2003-B, 5.125% 2009                                                          1,000          1,024
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027                         5,500          5,461
City of Stockton, Community Facs. Dist. No. 90-2B, Mello-Roos Rev. Bonds (Brookside Estates),
     Series 1997-A, 5.95% 2010                                                                                1,000          1,033
City of Stockton, Community Facs. Dist. No. 90-2B, Mello-Roos Rev. Bonds (Brookside Estates),
     Series 1997-A, 6.20% 2015                                                                                1,750          1,814
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special Tax Bonds, Series 2003,
     6.00% 2033                                                                                               1,200          1,287
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
     Series 2003, 5.80% 2026                                                                                  1,165          1,202
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A,
     5.25% 2008                                                                                                 745            775
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 6.00% 2022           2,600          2,908
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031           1,000          1,064
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 2000,
     6.375% 2035 (preref. 2008)                                                                               3,000          3,381
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010                                    1,210          1,279
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013                                    1,100          1,146
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018                                    2,750          2,844
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023                                   1,000          1,035
City of West Sacramento, Limited Obligation Ref. Improvement Bonds, Reassessment Dist. of 1998, 5.20% 2008      495            512
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011                                     1,510          1,583
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013                                     1,685          1,760
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, MBIA insured, 5.25% 2016                          1,270          1,417
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031      5,000          5,368
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds,
     Series 2003, 6.00% 2033                                                                                  1,000          1,066
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project), Series 2000, 7.50% 2030
     (preref. 2008)                                                                                           5,500          6,305
                                                                                                                           557,280

PUERTO RICO -- 4.62%
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2009 (escrowed to maturity)  2,000          2,205
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)          4,960          5,267
Electric Power Auth., Rev. Ref. Bonds, Series KK, 5.00% 2010                                                  1,000          1,077
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)     1,500          1,633
Infrastructure Fncg. Auth., Special Obligation Bonds, Series 2000-A, 5.50% 2032                               2,500          2,755
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1993-A, AMT, 6.30% 2023       1,000            790
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)                      1,500          1,668
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                      7,000          7,783
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010                                2,835          3,119
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026                                1,830          2,252
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)           170            216
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)                     5,000          5,546
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)       1,000          1,112
Public Improvement Ref. G.O. Bonds, Series 1998-B, MBIA insured, 5.75% 2009                                   4,575          5,065
Public Improvement Ref. G.O. Bonds, Series 2004-A, 5.00% 2030 (put 2012)                                      1,500          1,605
                                                                                                                            42,093

VIRGIN ISLANDS -- 1.27%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-A, 5.20% 2009       500            531
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-A, 5.20% 2010     1,000          1,059
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-A, 5.30% 2011     2,000          2,118
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-C, 5.50% 2005     2,500          2,520
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-C, 5.50% 2008     1,000          1,067
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Subordinate Lien, Series 1998-D,
     6.00% 2006                                                                                               1,000          1,029
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Subordinate Lien, Series 1998-E,
     5.75% 2013                                                                                               1,595          1,660
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Senior Lien, Series 2004-A, 5.00% 2013              1,450          1,575
                                                                                                                            11,559


Total bonds & notes (cost: $840,558,000)                                                                                   881,258


Short-term securities -- 4.14%

Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Certs. of Part. (Episcopal
     Homes Foundation), Series 2000, 3.06% 2025(1,2)                                                          1,600          1,600
Statewide Communities Dev. Auth., Solid Waste Facs. Rev. Bonds (Chevron U.S.A. Inc. Project),
     Series 1994, AMT, 3.01% 2024(1,2)                                                                        1,950          1,950
Econ. Recovery Bonds, Series 2004-C-10, 3.01% 2023(1)                                                         5,800          5,800
Econ. Recovery Bonds, Series 2004-C-15, FSA insured, 2.94% 2023(1)                                            1,915          1,915
G.O. Bonds, Series 2004-A1, 2.95% 2034(1,2)                                                                   2,225          2,225
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West -- Sutter Health Revolving Loan Pool),
     Series 1991-A, 2.99% 2021(1)                                                                             2,900          2,900
Redev. Agcy. of the City of Livermore, Multi-family Housing Rev. Ref. Bonds (Livermore Senior Housing
     Apartments), Series 2002-A, AMT, 2.98% 2040(1)(2)                                                        1,100          1,100
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Company),
     Series C, 2.96% 2026(1,2)                                                                                1,200          1,200
Pollution Control Fncg. Auth., Ref. Rev. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT,
     3.00% 2026(1,2)                                                                                          4,300          4,300
Pollution Control Fncg. Auth., Resource Recovery Rev. Bonds (Atlantic Richfield Co. Project),
     Series 1994-A, AMT, 3.02% 2024(1,2)                                                                      4,850          4,850
Stanislaus Waste-to-Energy Fncg. Agcy., Solid Waste Fac. Rev. Ref. Certificates
     (Ogden Martin Systems of Stanislaus, Inc. Project), Series 2000, MBIA insured, 3.03% 2010(1)             6,600          6,600
Dept. of Water and Power of the City of Los Angeles, Power System Rev. Bonds,
     Series 2001-B, Subseries B-3, 2.96% 2034(1,2)                                                            1,750          1,750
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2002-B-2, 3.05% 2022(1)                      1,600          1,600

Total short-term securities (cost: $37,790,000)                                                                             37,790


Total investment securities (cost: $878,348,000)                                                                           919,048
Other assets less liabilities                                                                                               (7,426)

Net assets                                                                                                                $911,622

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper



Federal income tax information                          (dollars in thousands)

Gross unrealized appreciation on investment securities                                                        $  42,243
Gross unrealized depreciation on investment securities                                                             (823)
Net unrealized appreciation on investment securities                                                             41,420
Cost of investment securities for federal income tax purposes                                                   877,628




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Abner D. Goldstine
-------------------------------------------------------
Abner D. Goldstine, President and PEO

Date: July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Abner D. Goldstine
-----------------------------------------------------
Abner D. Goldstine, President and PEO

Date: July 29, 2005



By /s/ Sharon G. Moseley
-----------------------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: July 29, 2005